Intangible Assets and Cloud Computing Arrangements (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Cloud Computing Arrangements (Details) [Line Items]
Impairment charges		$ 237		$ 1,159		$ 1,307	$ 400
Impairment loss	$ 1,425
Impairment loss		2,633		2,633
Impairment loss		$ 2,633		2,633
Intangible asset						$ 63
Underwriting API [Member]
Intangible Assets and Cloud Computing Arrangements (Details) [Line Items]
Impairment loss				630
Longevity API [Member]
Intangible Assets and Cloud Computing Arrangements (Details) [Line Items]
Impairment loss				$ 578